Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 7	$ 1,554	$ 167
Unrealized (Gain) Loss	149	(1,249)	729
(Gain) Loss on Risk Management From Continuing Operations	$ 156	$ 305	$ 896